CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Revenues	$ 735,817	$ 545,934	$ 2,196,196	$ 1,530,170	$ 2,142,040	$ 1,606,254
Cost of sales	2,161,979	1,102,727	5,912,095	3,369,268	4,813,415	3,968,185
Gross loss	(1,426,162)	(556,793)	(3,715,899)	(1,839,098)	(2,671,375)	(2,361,931)
Operating expenses:
Research and development	3,737,415	2,878,316	9,492,887	6,284,170	8,485,668	4,609,913
Selling and marketing	1,644,075	1,481,140	4,892,903	3,206,957	5,007,320	2,301,610
General and administrative	2,464,159	1,795,766	7,163,214	4,132,973	6,241,433	2,928,186
Gain on sale of assets					0	(8,166)
Total operating expenses	7,845,649	6,155,222	21,549,004	13,624,100	19,734,421	9,831,543
Loss from operations	(9,271,811)	(6,712,015)	(25,264,903)	(15,463,198)	(22,405,796)	(12,193,474)
Other income (expense):
Interest expense	(138,214,061)	(253,220)	(150,685,479)	(868,587)	(11,757,445)	(1,136,054)
Interest income	2,884	4,746	4,183	18,078	18,193	3,176
Loss on extinguishment of warrants	(17,292,463)	0	(17,292,463)	0	(4,038,063)	0
Net gain on exchange and issuance of warrants	0	0	3,374,752	0
Change in fair value of derivative liability	135,727,676	20,016,848	106,888,362	(22,641,625)	(19,714,808)	(8,396,169)
Total other income (expense)	(19,775,964)	19,768,374	(57,710,645)	(23,492,134)	(35,492,123)	(9,529,047)
Income (loss) before provision for income taxes	(29,047,775)	13,056,359	(82,975,548)	(38,955,332)	(57,897,919)	(21,722,521)
Provision for income taxes	0	0	(1,750)	(1,250)	(1,250)	(5,297)
Net income (loss)	$ (29,047,775)	$ 13,056,359	$ (82,977,298)	$ (38,956,582)	$ (57,899,169)	$ (21,727,818)
Net income (loss) per common share - basic	$ (15,105.45)	$ 13,056,359.00	$ (111,378.92)	$ (38,956,582.00)
Net income (loss) per common share - diluted	$ (15,105.45)	$ 13,056,359.00	$ (111,378.92)	$ (38,956,582.00)
Net loss per common share - basic and diluted					$ (28,949,584.50)	$ (21,727,818.00)
Weighted average common shares - basic	1,923	1	745	1
Weighted average common shares - diluted	1,923	1	745	1
Weighted average common shares - basic and diluted					2	1